CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 1,939,436	$ 2,126,885	$ 2,570,005
Cost of sales	1,222,705	1,347,806	1,633,224
Gross Profit	716,731	779,079	936,781
Selling and administrative expenses	414,339	426,958	476,000
Amortization of intangible assets	124,178	115,398	113,265
Impairment of goodwill	0	343,300	220,600
Impairment of other intangible assets	25,252	78,125	14,423
Other operating expense, net	48,618	20,673	64,260
Operating Income	104,344	(205,375)	48,233
Interest expense	170,338	162,861	164,376
Other income, net	(2,844)	(1,544)	(3,214)
Income (Loss) Before Income Taxes	(63,150)	(366,692)	(112,929)
(Benefit) provision for income taxes	(31,860)	(14,704)	22,996
Net Income (Loss)	(31,290)	(351,988)	(135,925)
Less: Net (loss) income attributable to noncontrolling interests	5,330	(835)	(902)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.	$ (36,620)	$ (351,153)	$ (135,023)
Basic and diluted loss per share (in dollars per share)	$ (0.25)	$ (2.35)	$ (0.91)